Financial risk management - Offsetting derivatives (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting financial assets
Gross amounts of financial assets set off in the statement of financial position	€ 139	€ 149
Net amount of financial assets presented in the statement of financial position	139	149
Financial instruments assets (liabilities)	(102)	(53)
Cash collateral received (pledged)	(26)	(89)
Net amount not set off in statement of financial position	11	7
Offsetting financial liabilities
Gross amounts of financial liabilities set off in the statement of financial position	(229)	(204)
Net amount of financial liabilities presented in the statement of financial position	(229)	(204)
Financial instruments assets (liabilities)	(102)	(53)
Cash collateral received (pledged)	(126)	(134)
Net amount not set off in statement of financial position	(1)	(17)
Offsetting financial assets and liabilities
Net gross amounts of financial assets (liabilities) set off in the statement of financial position	(90)	(55)
Total net gross amounts of financial assets (liabilities) set off in the statement of financial position	(90)	(55)
Net cash collateral received (pledged)	100	45
Total net amount not set off in statement of financial position	€ 10	€ (10)